INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX
INCOME TAX

23. INCOME TAX

        Provision for income taxes for the years ended December 31, 2012, 2011 and 2010 was as follows:

	Year ended December 31,
Income before income taxes	2012	2011	2010
Russia	$2,297,663	$1,807,154	$1,817,583
Other jurisdictions	(677,876)	292,198	248,048

Total income before income taxes	$1,619,787	$2,099,352	$2,065,631

Current income tax expense
Russia	$449,079	$448,729	$456,424
Other jurisdictions	74,040	71,343	106,212

Total current income tax expense	$523,119	$520,072	$562,636

Deferred income tax expense/(benefit)
Russia	$67,370	$1,606	$(35,529)
Other jurisdictions	(9,162)	9,942	(9,919)

Total deferred income tax expense/(benefit)	$58,208	$11,548	$(45,448)

Total provision for income taxes	$581,327	$531,620	$517,188

        The statutory income tax rates in jurisdictions in which the Group operates for 2012 were as follows: Russia, Armenia—20.0%, Uzbekistan—3.4%. During the years ended December 31, 2012, 2011 and 2010 the Ukrainian tax rate was 21%, 23% and 25%, respectively.

        The Russian statutory income tax rate reconciled to the Group's effective income tax rate for the years ended December 31, 2012, 2011 and 2010 as follows:

	2012	2011	2010
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Provision for claims in Uzbekistan (Note 4)	10.6	—	—
Expenses not deductible for tax purposes	3.4	2.8	3.5
Unrecognized tax benefits	(0.9)	(0.2)	0.1
Settlements with tax authorities	0.7	(0.5)	(1.0)
Earnings distribution from subsidiaries	2.4	2.9	0.7
Effect of change in tax rate in Ukraine	0.3	0.8	0.7
Loss carry-forward utilisation	(0.4)	—	—
Impairment of long-lived assets	—	—	1.3
Other	(0.2)	(0.5)	(0.3)

Effective income tax rate	35.9%	25.3%	25.0%

        Temporary differences between the tax and accounting bases of assets and liabilities gave rise to the following deferred tax assets and liabilities as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$97,071	$140,371
Deferred connection fees	37,626	26,063
Subscriber prepayments	308	16,755
Accrued expenses for services	158,866	118,103
Inventory obsolescence	22,490	13,650
Loss carryforward	220,235	203,313
Impairment of long-lived assets	35,134	2,415
Other	34,849	29,352
Valuation allowance	(163,100)	(163,075)

Total deferred tax assets	$443,479	$386,947

Deferred tax liabilities
Licenses acquired	$(25,879)	$(35,377)
Depreciation of property, plant and equipment	(239,469)	(143,891)
Customer base	(37,291)	(40,738)
Other intangible assets	(55,803)	(42,450)
Debt issuance cost	(17,078)	(20,975)
Potential distributions from/to Group's subsidiaries/associates	(112,054)	(88,596)
Other	(4,832)	(31)

Total deferred tax liabilities	$(492,406)	$(372,058)

Net deferred tax (liability)/asset	$(48,927)	$14,889

Net deferred tax asset, current	$230,376	$189,622
Net deferred tax asset, non-current	$71,986	$62,102
Net deferred tax liability, long-term	$(351,289)	$(236,835)

        The Group has the following significant balances for income tax losses carried forward and related operating losses as of December 31, 2012 and 2011:

		2012		2011
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$429,774	124,764	$431,461	125,124
Russia (Comstar-UTS, RTC and other)	2013-2021	477,357	95,471	390,945	78,189

Total		$907,131	220,235	$822,406	203,313

        Management established the following valuation allowances against deferred tax assets where it was more likely than not that some portion of such deferred tax assets will not be realized:

Valuation allowances	2012	2011
Sale of investment in Svyazinvest	$68,768	$66,596
Operating loss in Luxemburg (MGTS Finance S.A)	94,332	94,692
Other	—	1,787

Total	$163,100	$163,075

        As of December 31, 2012 and 2011, the Group recognized deferred income tax liabilities of $54.4 million and $52.5 million respectively, for income taxes on future dividend distributions from foreign subsidiaries (MTS Ukraine and K-Telecom) which are based on $1,133.3 million and $1,088.2 million cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations (unaudited) because such earnings are intended to be repatriated.

        As of December 31, 2012 and 2011, no deferred tax liability was recognized in relation to undistributed earnings of Uzdunrobita as the Group planned to permanently reinvest these earnings. As of December 31, 2012 and 2011, undistributed earnings of Uzdunrobita in accordance with local statutory accounting regulations amounted to $(29.7) million and $647.8 million, respectively (unaudited) and the related unrecognized deferred tax liability for these earnings amounted to $nil million and $117.0 million, respectively.

        As of December 31, 2012, 2011 and 2010, the Group included accruals for uncertain tax positions in the amount of $10.6 million, $16.3 million and $14.0 million, respectively, as a component of income tax payable.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance, beginning of the year	$16,338	$13,993	$10,607
Additions based on tax position related to the current year	—	9,149	14,590
Additions based on tax positions related to prior years	2,166	2,647	1,504
Additions based on tax of acquired entities	326	5,129	7,587
Reduction in tax positions related to prior years	(7,119)	(5,213)	(2,141)
Settlements with tax authorities	(1,960)	(8,323)	(18,109)
Currency translation adjustment	825	(1,044)	(45)

Balance, end of the year	$10,576	$16,338	$13,993

        Accrued penalties and interest related to unrecognized tax benefits as a component of income tax expense for the years ended December 31, 2012, 2011 and 2010 amounted to a reversal of $1.2 million, charge of $0.1 million and charge of 3.3 million respectively, and are included in income tax expense in the accompanying consolidated statements of operations and comprehensive income. Accrued interest and penalties were included in income tax payable in the accompanying consolidated statements of financial position and totaled $4.9 million and $6.1 million as of December 31, 2012 and 2011, respectively. The Group does not expect the unrecognized tax benefits to change significantly over the next twelve months.